CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 179.3	$ 415.8
Trade accounts receivable, less allowance for doubtful accounts of $4.7 and $1.3 in 2012 and 2011, respectively	263.6	184.2
Other accounts receivable	39.1	28.3
Inventories	267.2	186.5
Deferred income taxes	37.8	34.9
Other current assets	18.9	13.4
Current assets held for sale	410.8	424.7
Total current assets	1,216.7	1,287.8
Investment in associated companies	1.7
Plants, equipment and facilities, at cost	1,310.4	1,109.8
Less: accumulated depreciation	(475.1)	(385.1)
Net plant investment	835.3	724.7
Acquisition intangibles, net of accumulated amortization of $43.9 and $34.7 in 2012 and 2011, respectively	183.7	12.2
Goodwill	525.3	314.5
Deferred income taxes	8.9	16.3
Other assets	88.7	87.1
Non-current assets held for sale	1,061.8	1,094.1
Total assets	3,922.1	3,536.7
Current liabilities
Accounts payable	176.4	118.9
Short-term borrowings	3.0	3.5
Current maturities of long-term debt	136.1
Accrued expenses	174.0	126.1
Income taxes payable	51.4	20.8
Deferred income taxes	0.6	0.6
Current liabilities held for sale	265.9	252.0
Total current liabilities	807.4	521.9
Long-term debt	567.4	635.9
Pension and other postretirement benefit liabilities	275.5	277.0
Other noncurrent liabilities	198.3	208.3
Deferred income taxes	70.9	41.2
Non-current liabilities held for sale	198.3	159.1
Stockholders' equity
Preferred stock, 20,000,000 shares authorized; none issued and outstanding
Common stock, $.01 par value per share, 150,000,000 shares authorized; issued 49,618,861 in 2012 and 49,586,198 in 2011	0.5	0.5
Additional paid-in capital	465.6	461.2
Retained earnings	1,641.3	1,476.4
Accumulated other comprehensive loss	(65.1)	(66.5)
Treasury stock, at cost, 4,672,700 shares in 2012 and 4,077,360 shares in 2011	(243.3)	(185.0)
Total Cytec Industries Inc. stockholders' equity	1,799.0	1,686.6
Noncontrolling interests	5.3	6.7
Total equity	1,804.3	1,693.3
Total liabilities and stockholders' equity	$ 3,922.1	$ 3,536.7